Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination Tables [Abstract]
Summary of Estimated Fair Value Assigned to Eash Major Class of Assets Acquired and Liability Assumed at Acquisition Date

January 25, 2021
Assets acquired:
Cash and cash equivalent	2,101
Prepaids, and other receivables and assets	1,693
Property and equipment	270
Right-of-use assets	316
Intangible assets - technology assets	12,900
Intangible assets - customer relationships	4,800
Intangible assets - software licenses	628
Intangible assets - brand	1,000
Goodwill	35,893
59,601

Liabilities assumed:
Accounts payable, accruals & other	4,485
Lease liabilities	316
4,801

Net assets acquired at fair value	54,800

Share consideration	54,800

May 4, 2021
Assets acquired:
Cash and cash equivalent	4,377
Prepaids, and other receivables and assets	2,455
Property and equipment	59
Intangible assets - technology assets	8,100
Intangible assets - customer relationships	4,100
Intangible assets - regulatory licenses	6,500
Goodwill	33,517

59,108

Liabilities assumed:
Accounts payable, accruals & other	5,293
Deferred tax liabilities	2,100

7,393

Net assets acquired at fair value	51,715

Share consideration	47,207
Cash consideration	4,508

Total consideration transferred	51,715

September 1, 2021
Assets acquired:
Cash and cash equivalent	13
Prepaids, and other receivables and assets	628
Intangible assets - regulatory licenses	300
Goodwill	702

1,643

Liabilities assumed:
Accounts payable, accruals & other	23
Deferred tax liabilities	80

103

Net assets acquired at fair value	1,540

Share consideration	396
Cash consideration	1,144

Total consideration transferred	1,540

Summary of Significant Assumptions Used in Calculating the Recoverable Amount for Each CGU Tested for Impairment